Segment Information - Schedule of Multiple Revenue Streams (Details)		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		$ 7,396,068	$ 950,541	$ 12,354,572
Successor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					$ 8,689,749
Predecessor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues
System development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		4,162,140	534,918	5,903,175
System development [Member] | Successor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					5,969,112
System development [Member] | Predecessor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues
NFT [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues				2,600,000
NFT [Member] | Successor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					1,585,000
NFT [Member] | Predecessor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues
Web and mobile application development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues				800,000
Web and mobile application development [Member] | Successor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues
Web and mobile application development [Member] | Predecessor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues
Hardware installation [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		967,210	124,305
AI-OCR development [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		195,750	25,158	807,880
AI-OCR development [Member] | Successor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					80,970
AI-OCR development [Member] | Predecessor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues
Technological support and maintenance service and other services [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues		$ 2,070,968	$ 266,160	$ 2,243,517
Technological support and maintenance service and other services [Member] | Successor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues					$ 1,054,667
Technological support and maintenance service and other services [Member] | Predecessor [Member]
Schedule of Multiple Revenue Streams [Line Items]
Total revenues